Disclosure of warrants	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of warrants [Text Block]

21.                  Warrants

			2018			2017
			Weighted			Weighted
			average			average
	Number of		exercise	Number of		exercise
	Warrants(i),(ii)	Amount	price	Warrants(i),(ii)	Amount	price
		$	$		$	$

Balance – January 1	11,195,500	30,901	27.61	11,195,500	30,901	27.61
Issued	-	-	-	-	-	-

Balance – December 31	11,195,500	30,901	27.61	11,195,500	30,901	27.61

(i)                         5,715,500 warrants entitling the holder to purchase one common share of Osisko at a price of $19.08 until February 26, 2019.

(ii)                        5,480,000 warrants entitling the holder to purchase one common share of Osisko at a price of $36.50 until March 5, 2022.